Consolidated Statements of Changes in Shareholders Equity - CAD ($) $ in Millions	Total	Common Shares	Preferred Shares	Total Shareholders’ Equity	Total Shareholders’ Equity Common Shares	Total Shareholders’ Equity Preferred Shares	Non-Controlling Interest	Issued capital Common Shares	Issued capital Preferred Shares	Contributed Surplus	Retained Earnings (deficit)	Retained Earnings (deficit) Common Shares	Retained Earnings (deficit) Preferred Shares	Foreign Currency Translation	Hedging
Equity, beginning at Dec. 31, 2018				$ 19,614			$ 12	$ 7,293	$ 874	$ 2	$ 10,273			$ 1,154	$ 6
Net loss	$ (1,370)			(1,370)							(1,370)
Remeasurements of pension plans	0			0							0
Derivatives designated as cash flow hedges	(6)			(6)											(6)
Equity investment - share of other comprehensive income	(2)			(2)											(2)
Exchange differences on translation of foreign operations	(550)			(550)										(550)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments				146										146
Comprehensive income	(1,782)			(1,782)							(1,370)			(404)	(8)
Dividends declared on common and preferred shares (note 19)		$ 503	$ 35		$ (503)	$ (35)						$ (503)	$ (35)
Equity, ending at Dec. 31, 2019	17,296			17,296			14	7,293	874	2	8,365			750	(2)
Net loss	(10,016)			(10,016)							(10,016)
Remeasurements of pension plans	(6)			(6)
Derivatives designated as cash flow hedges	0			0											0
Equity investment - share of other comprehensive income	(8)			(8)											(8)
Exchange differences on translation of foreign operations	(49)			(49)										(49)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments				44										44
Comprehensive income	(10,035)			(10,035)							(10,022)			(5)	(8)
Dividends declared on common and preferred shares (note 19)		$ 163	$ 35		$ (163)	$ (35)						$ (163)	$ (35)
Non-controlling interests				1			1				0
Equity, ending at Dec. 31, 2020	$ 7,064			$ 7,064			$ 15	$ 7,293	$ 874	$ 2	$ (1,855)			$ 745	$ (10)